Fair Value Measurements - Additional Information (Detail) (Corporate debt securities, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Corporate debt securities
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Corporate debt securities transferred from Level 2 to Level 3	¥ 468